Stock Based Compensation - NSOs (Details) - NSOs - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Aug. 04, 2014	Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, shares			1,375,000	[1]	975,000	[1]	352,000	0
Outstanding, Weighted Average Exercise Price			$ 60.62	[1]	$ 70.90	[1]	$ 57.32	$ 0.00
Outstanding, Weighted Average Fair Value			$ 30.47	[1]	$ 37.15	[1]	$ 28.00
Outstanding, Weighted Average Remaining Contractual Term (in years)			8 years 3 months 15 days	[1]	9 years	[1]	9 years 4 months 25 days
Outstanding, Aggregate Intrinsic Value			$ 0	[1]	$ 1,164	[1]	$ 7,134
Grants in period, shares			449,000		770,000		375,000
Grants in period, Weighted Average Exercise Price			$ 57.91		$ 79.59		$ 57.27
Grants in period, Weighted Average Fair Value			$ 25.81		$ 42.24		$ 27.97
Exercised in period, shares			(3,000)		(25,000)
Exercised in period, Weighted Average Exercise Price			$ 49.40		$ 56.93
Exercised in period, Weighted Average Fair Value			$ 23.86		$ 27.79
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			(31,000)		(4,000)
Cancelled in period, Weighted Average Exercise Price			$ 64.01		$ 56.73
Cancelled in Period, Weighted Average Fair Value			$ 33.63		$ 27.82
Forfeitures in period, shares			(160,000)		(84,000)		(23,000)
Forfeitures in period, Weighted Average Exercise Price			$ 60.20		$ 66.60		$ 56.60
Forfeitures in period, Weighted Average Fair Value			$ 29.88		$ 34.21		$ 27.53
Adjustments due to Publishing Spin-off, shares	[2]				(34,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Special Cash Dividend Adjustments			145,000
Vested and exercisable, shares	[1]		287,000
Vested and exercisable, Weighted Average Exercise Price	[1]		$ 61.68
Vested and exercisable, Weighted Average Fair Value	[1]		$ 32.02
Vested and exercisable, Weighted Average Remaining Contractual Term (in years)	[1]		7 years 7 months 24 days
Vested and exercisable, Aggregate Intrinsic Value	[1]		$ 0
NSOs cancelled from Publishing Spin-off, shares		90,086
Increase in stock based compensation to preserve intrinsic value, shares		56,071

[1]	(2)The weighted average exercise price and weighted-average fair value of options outstanding as of December 28, 2014 and December 31, 2015 reflect the adjustments to the awards as a result of the Publishing Spin-off and the Special Cash Dividend, respectively.
[2]	(1)As of the date of the Publishing Spin-off, 90,086 of NSOs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 56,071 NSOs to preserve the intrinsic value of outstanding NSOs attributable to Tribune Media Company employees, while also preserving the fair value of the awards immediately before and after the Publishing Spin-off.